GENERAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Revenues	$ 214,970	$ 166,135		$ 257,334
Employee retention credits	2,966
Reduction in cost of revenue	1,679
Reduction in operation expenses	1,287
Amount receivable from CARES act	$ 952
Revenues [Member] | Customer Concentration Risk [Member] | Two Major Customer [Member]
Percentage of revenue	31.00%

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.